Segment Reporting (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	$ 6,891,922	$ 1,156,796
Net revenue	9,378,673	4,239,604	$ 3,924,983
Gross profit (loss)	6,100,468	1,845,697	852,599
Oregon [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	3,912,430	757,480
Net revenue	5,152,286	3,846,223	3,924,983
Gross profit (loss)	2,325,304	1,723,483	852,599
Michigan [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	2,979,492	399,316
Net revenue	3,882,332
Gross profit (loss)	3,585,462
Other [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments
Net revenue	344,055	393,381
Gross profit (loss)	$ 189,702	$ 122,214